Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock-Based Compensation
Stock-Based Compensation

Note 13. Stock‑Based Compensation

Equity Incentive Plans

In 2012, we adopted an equity incentive plan (“2012 Plan”) pursuant to which our Board of Directors (or committee as designated by the Board of Directors) may grant options to purchase shares of our stock, restricted stock and certain other equity awards to directors, officers and key employees. We only granted stock options that can be settled in shares of our common stock under the 2012 Plan. The 2012 Plan had a total of 7,243,330 shares authorized for issuance. Upon completion of the IPO in May 2016, issuances under the 2012 Plan were suspended. At that time we adopted the 2016 Equity Incentive Plan (“2016 Plan” and collectively with the 2012 Plan, the “Plans”), pursuant to which our Board of Directors (or a committee or sub-committee designated by the Board of Directors) may grant options to purchase shares of our stock, restricted stock and certain other equity awards to directors, officers and key employees. The 2016 Plan was established with the authorization for grants of up to 5,490,000 shares of authorized but unissued shares of common stock.

No stock options were granted under the 2012 Plan after December 31, 2015. Awards granted under the 2012 Plan will remain outstanding until the earlier of exercise, forfeiture, cancellation or expiration. To the extent outstanding options under the 2012 Plan are forfeited, cancelled or terminated, the common stock subject to such options will be available for future issuance under the 2016 Plan. As of September 30, 2016, there are no shares available for future issuance under the 2012 Plan as the 776,839 shares that were available were discontinued upon adoption of the 2016 Plan. As of September 30, 2016 the total number of shares available for future issuance under the Plans is 5,248,202.

Stock Options

Under the terms of the 2016 Plan, we may issue options to purchase shares of our common stock at a price equal to 100% of the market price on the date of grant. Issuances under the 2012 Plan, prior to its suspension, were under terms similar to issuances under the 2016 Plan. Stock options granted are subject to either time of service (service-based awards) or performance (performance-based awards) criteria. Service-based awards typically vest ratably over a five year service period from the date of grant under the 2012 Plan and typically vest ratably over a four year service period from the date of grant under the 2016 Plan. In the event of a change in control, any outstanding, unvested service-based awards will vest immediately. Performance-based awards vest in accordance with the specific performance criteria espoused in the executed award agreements. The term of any stock option shall not exceed ten years from the date of grant. However, an incentive stock option granted to an employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of our stock may not have a term exceeding five years from the date of grant.

The following is a summary of stock option activity under the Plans:

	Nine Months Ended September 30,
	2016		2015
		Weighted		Weighted
		average		average
		exercise		exercise
	Shares	price	Shares	price
Outstanding at beginning of period	6,441,573	$9.59	5,012,034	$7.97
Granted	264,976	19.14	24,584	11.33
Exercised	(4,113)	13.06	(25,620)	6.26
Forfeited	(99,326)	12.91	(492,880)	10.09
Expired	(1,220)	11.33	—	—
Outstanding at end of period	6,601,890	$9.92	4,518,118	$7.77

					Average
		Weighted		Weighted	Remaining
	Service-	average	Performance-	average	Contractual	Aggregate
	based	exercise	based	exercise	Term	Intrinsic
	Shares	price	Shares	price	(in years)	Value
Stock options outstanding as of September 30, 2016	3,840,828	$10.55	2,761,062	$9.05	7.50	$155,844
Stock options vested and exercisable as of September 30, 2016	2,031,919	$8.95	2,746,592	$9.02	7.20	$117,257

The criteria associated with 2,746,592 of our outstanding performance-based stock options as defined in the terms of the award agreements, was satisfied as of September 30, 2016 and therefore these stock options all became vested and exercisable.

Aggregate intrinsic value represents the difference between our estimated fair value of common stock and the exercise price of outstanding in‑the‑money options. The fair value per share of common stock was $33.53 as of September 30, 2016 based upon the closing price of our common stock on the NYSE. The total intrinsic value of options exercised for the three and nine months ended September 30, 2016 and 2015 was insignificant. The total fair value of stock options vested was $19,153 and $1,831 during the three months ended September 30, 2016 and 2015, respectively, and $22,159 and $2,014 during the nine months ended September 30, 2016 and 2015, respectively.

Restricted Stock Units

Restricted stock units provide participants the right to receive a payment based on the value of a share of common stock. RSUs may be subject to vesting requirements, restrictions and conditions to payment. Such requirements may be based on the continued service for a specified time period or on the attainment of specified performance goals as specified in the award agreements. RSUs are payable in cash or in shares or a combination of both. Under the terms of the Plans, RSUs have a grant date fair value equal to the closing price of our stock on the grant date. The units typically vest ratably over a four year service period. We began issuing RSUs upon adoption of the 2016 Plan; no RSUs were issued under the 2012 Plan.

The following is a summary of RSU activity under the 2016 Plan:

	Nine Months Ended September 30,
	2016
		Weighted
		average
		grant date
	Shares	fair value
Nonvested at beginning of period	—	$—
Granted	62,904	25.38
Vested	—	—
Forfeited	—	—
Nonvested at end of period	62,904	$25.38

Stock Compensation Expense

The fair value of each stock option award is estimated on the date of grant using a Black-Scholes-Merton option pricing model. The expected term of the option represents the period the stock-based awards are expected to be outstanding. We use the simplified method under the provisions of ASC 718, Stock Based Compensation for estimating the expected term of the options. Since our shares were not publicly traded until May 2016 and were rarely traded privately, at the time of each grant, there was insufficient volatility data available. Accordingly, we calculate expected volatility using comparable peer companies with publicly traded shares over a term similar to the expected term of the options issued. We do not intend to pay dividends on our common shares, therefore, the dividend yield percentage is zero. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

We used the following weighted average assumptions to estimate the fair value of stock options granted for the periods presented as follows:

	Nine Months Ended September 30,
	2016	2015
Expected term (years)	6.25	6.25
Expected volatility	50%	50%
Expected dividend yield	0%	0%
Weighted average risk-free interest rate	1.34%	1.61%
Weighted average grant date fair value	$9.39	$5.49

We recorded total stock‑based compensation expense of $17,042 and $405 for the three months ended September 30, 2016 and 2015, respectively, and $21,544 and $1,624 for the nine months ended September 30, 2016 and 2015, respectively. Stock-based compensation expense during the three and nine months ended September 30, 2016 includes $15,898 related to the vesting of substantially all outstanding performance based stock options. Stock-based compensation expense during the nine months ended September 30, 2016 also includes $2,257 related to the accelerated vesting of certain stock options as the result of the IPO. We had not previously adjusted stock-based compensation expense for estimated forfeitures as there has been insignificant forfeiture activity to date. Based on the adoption of ASU 2016-09, we will account for forfeitures as they occur. As of September 30, 2016, we had total unrecognized compensation cost related to 1,857,783 unvested service‑based stock options and RSUs under the Plans of $15,081 which we expect to recognize over the next 3.2 years.

Note 15. Stock‑Based Compensation

Equity Incentive Plan

In 2012, we adopted an equity incentive plan (the “Plan”) pursuant to which our Board of Directors (or committee as designated by the Board of Directors) may grant options to purchase shares of our stock, restricted stock and certain other equity awards to directors, officers and key employees. To date, we have only granted stock options that can be settled in shares of our common stock. The Plan was initially established with the authorization for grants to purchase up to 4,392,000 shares of authorized but unissued common stock. In May 2014, in connection with the Connolly iHealth Merger, the number of shares authorized under the Plan increased by 2,851,329 shares bringing the total number of shares authorized under the Plan for stock option grants to 7,243,329. As of December 31, 2015, the total number of shares available under the Plan is 762,421.

The term of any stock option shall not exceed ten years from the date of grant. However, an incentive stock option granted to an employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of our stock may not have a term exceeding five years from the date of grant.

Stock options granted are subject to either time of service (service‑based awards) or performance (performance‑based awards) criteria. Service‑based awards vest ratably over a five year service period from the grant date. In the event of a change in control, any outstanding, unvested service‑based awards will vest immediately. Performance‑based awards vest in accordance with the specific performance criteria espoused in the executed award agreements. At December 31, 2015, there are 458,182 unvested performance‑based awards outstanding, whose vesting terms are contingent upon the amount of cash proceeds received in an initial public offering.

Stock‑based Compensation Expense

The fair value of each stock option award is estimated on the date of grant using a Black‑Scholes‑Merton option pricing model. The expected term of the option represents the period the stock‑based awards are expected to be outstanding. We use the simplified method under the provisions of ASC 718, Stock Based Compensation for estimating the expected term of the options. Since our shares have not been publicly traded and are rarely traded privately, there is insufficient volatility data available. Accordingly, we calculate expected volatility using comparable peer companies with publicly traded shares over a term similar to the expected term of the options issued. We do not intend to pay dividends on our common shares, therefore, the dividend yield percentage is zero. The risk‑free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

We used the following weighted average assumptions to estimate the fair value of stock options granted for the periods presented as follows:

	Year ended December 31,
	2015	2014
Expected term (years)	6.25	6.25
Expected volatility	50%	50%
Expected dividend yield	0%	0%
Weighted average risk‑free interest rate	1.70%	1.80%
Weighted average grant date fair value	$7.77	$5.70

We recorded stock‑based compensation expense of $3,399 and $2,492 for the years ended December 31, 2015 and 2014, respectively. We do not currently adjust compensation expense for forfeitures as there has been insignificant forfeiture activity to date. As of December 31, 2015, we had total unrecognized compensation cost related to 2,540,534 unvested service‑based awards under the Plan of $15,088 which we expect to recognize over the next 3.9 years.

As the criteria associated with the performance‑based awards are based on a future event as defined in the terms of the award agreements, including a change in control or initial public offering, which as of December 31, 2015 has not yet occurred, no compensation expense has been recorded for these stock options. The estimated unrecognized compensation associated with the 2,794,910 outstanding stock options subject to performance criteria was approximately $16,185 at December 31, 2015.

Stock Option Activity

The following is a summary of stock option activity under the Plan:

	Year Ended December 31,
	2015		2014
Summary stock option activity	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	5,024,235	$9.92	3,312,666	$8.20
Granted	1,997,964	15.70	1,961,150	12.61
Exercised	(25,620)	8.20	(13,762)	8.20
Forfeited	(555,051)	12.10	(235,820)	8.20
Expired
Outstanding at end of period	6,441,527	$11.53	5,024,235	$9.92

	Service‑ based Shares	Weighted average exercise price	Performance‑ based Shares	Weighted average exercise price	Weighted‑ Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Stock options outstanding as of December 31, 2015	3,646,617	$11.95	2,794,910	$10.99	8.2	$27,042
Stock options vested and exercisable as of December 31, 2015	1,120,113	$8.80	—	$—	7.2	$7,764

Aggregate intrinsic value represents the difference between our estimated fair value of common stock and the exercise price of outstanding in‑the‑money options. The estimated fair value of common stock was $15.73 as of December 31, 2015. The total intrinsic value of options exercised for the year ended December 31, 2015 and 2014 was insignificant. The total fair value of stock options vested was $2,450 and $2,000 during the years ended December 31, 2015 and 2014, respectively.